ACQUISITIONS AND DISPOSALS - Additional Information (Details) ¥ in Thousands, $ in Thousands							1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 28, 2024	Dec. 27, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 HKD ($)	Mar. 01, 2023 CNY (¥)	Mar. 01, 2023 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 04, 2024	Apr. 26, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 25, 2024 CNY (¥)	Apr. 25, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 28, 2023	Jan. 31, 2021 USD ($)
ACQUISITIONS AND DISPOSALS
Goodwill							¥ 368,221	¥ 368,221	¥ 572,216		¥ 575,427	¥ 575,427	$ 78,393						$ 78,833		$ 57,782
Goodwill impairment charges									0	$ 0	¥ 0	¥ 0
Beijing Proton Medical Center Co., Ltd ("BPMC")
ACQUISITIONS AND DISPOSALS
Equity interest in equity method investment																				54.01%
New Spring Group and its subsidiary | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Percentage of shares sold														20.00%
Beijing Proton Medical Center
ACQUISITIONS AND DISPOSALS
Percentage of share consideration		25.00%	25.00%	25.00%
Business combination, consideration transferred | $				$ 1
Loss recognized		¥ 709	$ 100
Guangzhou Swallowing Home Health Management Co., Ltd. | New Spring Group and its subsidiary | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration																	¥ 1,945	$ 267
Group recognized a total disposal gain									¥ 2,486	$ 341
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]									Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Percentage of shares sold																	50.00%	50.00%
Percentage of interest held after disposal	20.00%
Consideration amounts outstanding									¥ 1,945				$ 267
Guangzhou Yipusheng Health Management Co., Ltd. | DTMZ | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration															¥ 10,000	$ 1,370
Group recognized a total disposal gain									¥ 45,510	$ 6,235
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]									Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Guangzhou Yipusheng Health Management Co., Ltd. | New Spring Group and its subsidiary | Not Discontinued Operations
ACQUISITIONS AND DISPOSALS
Group recognized a total disposal gain									¥ 120	$ 16
Guangzhou Yipusheng Health Management Co., Ltd. | New Spring Group and its subsidiary | Not Discontinued Operations | Hospital
ACQUISITIONS AND DISPOSALS
Goodwill of business reporting unit									¥ 3,211	$ 440
HealthingKon
ACQUISITIONS AND DISPOSALS
Voting interest acquired							26.34%	26.34%													26.34%
Cash consideration							¥ 21,500	¥ 21,500
Estimated amortization periods							10 years
Goodwill							¥ 368,221	¥ 368,221
Business combination, consideration transferred							¥ 119,838
HealthingKon | Shanghai Meizhong Jiahe Imaging Diagnostic Center Co., Ltd. ("SH MZJH")
ACQUISITIONS AND DISPOSALS
Percentage of share consideration							89.00%	89.00%													89.00%
Datong Meizhongjiahe
ACQUISITIONS AND DISPOSALS
Gain recognized on disposal					¥ 71	$ 10